Financial Instruments and Financial Risk Management	12 Months Ended
Dec. 31, 2020
Financial Instruments and Financial Risk Management [Abstract]
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
NOTE 3 -	FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT:

a.	Financial risk management

Financial risk factors

The Company’s activities expose it to a variety of financial risks: credit risk and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is carried out by the Company’s finance department in accordance with a policy approved by the Board of Directors. The Company’s finance department identifies, evaluates and hedges the financial risks. The Board of Directors provides written principles for the overall management of the risks.

1)	Credit risks

Most of the Company’s credit risks arise from trade receivables. The Company mitigates the risk by ensuring its costumer has sufficient funds to meet its needs and by selling to customers of high credit quality.

No credit limits were exceeded in 2020 and 2019 and management does not expect any losses from non-performance by these counterparties beyond those that have already been recognized.

2)	Foreign exchange risk

The Company operates internationally and is exposed to foreign exchange risk arising from foreign currency transactions, primarily with respect to the New Israeli Shekel (“NIS”). Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities denominated in foreign currency.

The Company hedges and minimizes the foreign exchange risk by ensuring that the amounts of net current assets at a specific point in time correspond to the amount of current liabilities at that point in time.

3)	Liquidity risk

Prudent liquidity risk management requires maintaining sufficient cash and cash equivalents. The Company works to maintain sufficient cash and cash equivalents, taking into account forecasts as to the cash flows required to fund its activities, in order to minimize the liquidity risk to which it is exposed.

Cash flow forecasting is performed by the Company’s finance department on a consolidated basis. The Company monitors rolling forecasts of the Company’s liquidity requirements to ensure it has sufficient cash to meet operational needs. Surplus cash held by the operating entities of the Company over and above the balance required for working capital management are invested in interest bearing current accounts and time deposits, choosing instruments with appropriate maturities or sufficient liquidity to provide sufficient headroom as determined by the abovementioned forecasts.

The table below categorizes non-derivative financial liabilities into relevant maturity groupings based on the remaining period at financial position date to the contractual maturity date. Derivative financial liabilities are included in the analysis if their contractual maturities are essential for an understanding of the timing of the cash flows.

	Less than one year	Between one to two years
	U.S. dollars in thousands
December 31, 2020:
Contingent consideration	915	684
Lease liabilities	298	365
IIA liability	-	140
Trade payables and other payables	1,632	-
	2,845	1,189
December 31, 2019:
Contingent consideration	2,170	-
Short-term loan	4	-
Convertible debentures	7,151	-
Lease liabilities	184	324
IIA liability	8	108
Trade payables and other payables	1,790	-
	11,307	432

b.	Fair value estimation

Below analyzes financial instruments carried at fair value, by valuation method. The different levels have been defined as follows:

●	Quoted prices (unadjusted) in active markets for identical assets or liabilities (level 1).

●	Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly (that is, as prices) or indirectly (that is, derived from prices) (level 2).

●	Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) (level 3).

Level 1 and level 2 financial instruments:

As of December 31, 2020, and 2019 the Company has no financial assets or liabilities measured at level 1 or 2.

Level 3 financial instruments:

As of December 31, 2020 and 2019, the Company has several financial liabilities measured at fair value through profit or loss, which meet the level 3 criteria. As of December 31, 2020 and 2019, the Company has no financial assets at level 3.

c.	Fair value measurements based on unobservable data (level 3)

The Company evaluated the fair value of convertible debentures, contingent consideration, derivative financial instruments and anti-dilution feature that were issued in connection with capital raising transactions.

The following table presents the changes in level 3 financial instruments for each of the three years in the period ended December 31, 2020:

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2020	2,170	7,151	1,637	10,958
Initial recognition of financial liability	684	-	1,450	2,134
Conversion to equity of financial liability	-	(4,778)	-	(4,778)
Repayment of convertible debentures	-	(680)	-	(680)
Payment of contingent consideration	(1,600)	-	-	(1,600)
Recognition of day 1 loss within profit or loss	-	-	329	329
Changes in fair value recognized within profit or loss	345	(1,693)	(1,968)	(3,316)
Balance as of December 31, 2020	1,599	-	1,448	3,047

	Contingent consideration	Convertible debentures	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2019	-	-	-	-
Initial recognition of financial liability	2,008	13,257	9,980	25,245
Initial recognition of unrecognized day 1 loss	-	(5,836)	(4,856)	(10,692)
Conversion to equity of or other financial liability	-	(4,501)	(1,061)	(5,562)
Repayment of convertible debentures	-	(470)	-	(470)
Recognition of day 1 loss within profit or loss	-	4,198	2,551	6,749
Changes in fair value recognized within profit or loss	162	503	(4,977)	(4,312)
Balance as of December 31, 2019	2,170	7,151	1,637	10,958

	Anti-dilution feature	Derivative financial instruments	Total
	U.S. dollar in thousands
Balance as of January 1, 2018	692	61	753
Initial recognition	497	2,678	3,175
Changes in fair value recognized within profit or loss	598	1,641	2,239
Classification to equity of Series B warrants	-	(3,479)	(3,479)
Classification to level 1, see Note 16(c)	-	(901)	(901)
Exercise of anti-dilution feature	(1,787)	-	(1,787)
Balance as of December 31, 2018	-	-	-

d.	Financial instruments

Financial assets at amortized cost
U.S. dollars in thousands
December 31, 2020
Assets:
Cash and cash equivalents	11,017
Trade receivable and other receivables (excluding prepaid expenses)	981
Long-term deposit	50
12,048

Financial assets at amortized cost
U.S. dollars in thousands
December 31, 2019
Assets:
Cash and cash equivalents	4,341
Trade receivable and other receivables (excluding prepaid expenses)	970
Long-term deposit	44
Restricted deposits	29
5,384

	Liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Total
	U.S. dollars in thousands
December 31, 2020
Liabilities:
Contingent consideration	1,599	-	1,599
Lease liabilities	-	663	663
Trade payables and other payables	-	1,632	1,632
IIA liability	-	140	140
Derivative financial instruments	1,448	-	1,448
	3,047	2,435	5,482
December 31, 2019
Liabilities:
Short-term loan	-	4	4
Contingent consideration	2,170	-	2,170
Convertible debentures	7,151	-	7,151
Lease liabilities	-	508	508
Trade payables and other payables	-	1,790	1,790
IIA liability	-	116	116
Derivative financial instruments	1,637	-	1,637
	10,958	2,418	13,376

Assets and liabilities, which are not measured on a recurring basis at fair value, are presented at their carrying amount, which approximates their fair value.

e.	Valuation processes of the Company

Set forth below are details regarding the valuation processes of the Company through the year ended 2020 and 2019 (for each initial recognition, financial position date and upon conversion or exercise of such instruments):

1)	Convertible debentures - the Company used the binomial share price model, using the following principal assumptions (see Note 14):

Year ended December 31,
	2020	2019
Risk-free interest rate	0.16% - 0.4%	1.59% - 2.42%
Expected term (in years)	0.68 - 1.24	0.93 - 1.5
Expected volatility	84.52% - 125.97%	83.55% - 101.89%

2)	Derivative financial instruments - the Company used the binomial share price model, using the following principal assumptions (see Note 14):

	Year ended December 31,
	2020	2019
Risk-free interest rate	0.21%	1.58% - 2.38%
Expected term (in years)	3.43	4.43 - 5
Expected volatility	104.47%	83.32% - 85.42%

The Company also used the Black-Scholes model for its MFN Warrants, using the following principal assumptions:

	Year ended December 31,
	2020	2019
Risk-free interest rate	0.23% - 0.37%	1.76%
Expected term (in years)	3.86 - 5	5.5
Expected volatility	95.43% - 101.48%	84.4%

3)	Contingent considerations - the Company used the Monte Carlo method, using the following principal assumptions (see Note 17):

	Year ended December 31,
	2020	2019
Risk-free interest rate	0.1%	1.88%
Expected term (in years)	1.06	0.55
Expected volatility of revenue or both revenue and variable expenses	50.1%	51.9%